Document and Entity Information	12 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	SUBURBAN PROPANE PARTNERS LP
Amendment Flag	false
Entity Central Index Key	0001005210